Geographical Information	12 Months Ended
Oct. 31, 2019
Geographical Information

28.	Geographical Information

Geographical information relating to the Company’s activities is as follows:

Revenue - Years ended October 31,	2019	2018	2017
	$	$	$
United States	3,924,983	1,932,128	156,066
Canada	-	-	-
Total	3,924,983	$1,932,128	156,066

Long-term assets - Years ended October 31,	2019	2018
	$	$
United States	1,499,514	2,496,574
Canada	-	-
Total	1,499,514	2,496,574

(1)	Includes: Plant and equipment